Financial Instruments - Separate Accounts Fair Value (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate Accounts, Asset	$ 2,015.1	[1]	$ 2,291.6	[1]
Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate Accounts, Asset	2,812.8	[1]	2,525.1	[1]
Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate Accounts, Asset	0	[1]	56.0	[1]
Fair Value, Measurements, Recurring [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate Accounts, Asset	4,827.9	[1]	4,872.7	[1]
Cash and Cash Equivalents [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate Accounts, Asset	390.3		422.6
Debt Securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate Accounts, Asset	1,079.1		1,059.7
Debt Securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate Accounts, Asset	2,817.8		2,524.9
Debt Securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate Accounts, Asset	0		56.0
Debt Securities [Member] | Fair Value, Measurements, Recurring [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate Accounts, Asset	3,896.9		3,640.6
Equity Securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate Accounts, Asset	936.0		1,231.9
Equity Securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate Accounts, Asset	0		0
Equity Securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate Accounts, Asset	0		0
Equity Securities [Member] | Fair Value, Measurements, Recurring [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate Accounts, Asset	936.0		1,231.9
Derivatives [Member] | Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate Accounts, Asset	0		0
Derivatives [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate Accounts, Asset	(5.0)		0.2
Derivatives [Member] | Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate Accounts, Asset	0		0
Derivatives [Member] | Fair Value, Measurements, Recurring [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate Accounts, Asset	$ (5.0)		$ 0.2

[1]	Excludes $390.3 million and $422.6 million of cash and cash equivalents and other receivables at December 31, 2011 and 2010, respectively.